Related Party Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures
Short-term benefits	$ 4.1	$ 4.3
Share-based payments	8.5	9.2
Total	$ 12.6	$ 13.5